Loans and financing (Tables)	12 Months Ended
Dec. 31, 2017
Loans and financing
Schedule of loans and financing by type

		Average
		annual
	Interest	interest	Current		Non-current		Total
Type/purpose	rate	rate -%	2017	2016	2017	2016	2017	2016

In foreign currency
BNDES - currency basket	UMBNDES	6.83	438,735	82,620	59,800	485,154	498,535	567,774
Bonds (i)	Fixed	5.08	81,219	13,187	6,490,296	2,245,762	6,571,515	2,258,949
Finnvera	LIBOR	3.32	175,727	228	1,146,011	1,077,494	1,321,738	1,077,722
Export credits (prepayment)	LIBOR	3.28	2,818	419,362	2,301,090	4,713,781	2,303,908	5,133,143

			698,499	515,397	9,997,197	8,522,191	10,695,696	9,037,588

In Reais
BNDES	TJLP	8.41	574,895	181,379	1,365,637	1,353,227	1,940,532	1,534,606
BNDES	Fixed	5.92	35,045	34,290	45,839	80,680	80,884	114,970
BNDES	Selic	7.21	10,344	1,824	515,687	239,159	526,031	240,983
FINAME	TJLP/Fixed	2.50	167	2,062		167	167	2,229
BNB	Fixed	10.81			142,418	108,768	142,418	108,768
CRA	CDI/IPCA	8.60	60,436	75,887	4,882,218	3,908,957	4,942,654	3,984,844
NCE	CDI	7.10	312,477	315,476	86,449	370,408	398,926	685,884
FCO, FDCO and FINEP	Fixed	7.99	661	11,972	570,213	430,667	570,874	442,639
Others (Revolving costs)			381				381

			994,406	622,890	7,608,461	6,492,033	8,602,867	7,114,923

			1,692,905	1,138,287	17,605,658	15,014,224	19,298,563	16,152,511

Interest			283,089	218,585	98,542	91,935	381,631	310,520
Long-term borrowing			1,409,816	919,702	17,507,116	14,922,289	18,916,932	15,841,991

			1,692,905	1,138,287	17,605,658	15,014,224	19,298,563	16,152,511

(i)

Includes US$ 1.9 billion (equivalent to R$ 6,285,200 as at December 31, 2017), regarding Fibria 2024, Fibria 2025 and Fibria 2027 issued by Fibria Overseas Finance Ltd., wholly owned financial subsidiary, fully and unconditionally guaranteed by the Company.

Schedule of non-current portion of loans and financing by maturity

	2019	2020	2021	2022	2023	2024	2025	2026	2027	Total

In foreign currency
BNDES — currency basket	18,674	18,459	7,529	8,257	6,881					59,800
Bonds		317,606				1,965,742	1,940,475		2,266,473	6,490,296
Finnvera	163,715	163,716	163,716	163,716	163,716	163,716	163,716			1,146,011
Export credits (prepayment)	986,191		986,174	328,725						2,301,090

	1,168,580	499,781	1,157,419	500,698	170,597	2,129,458	2,104,191		2,266,473	9,997,197

In Reais
BNDES - TJLP	175,137	190,421	189,629	185,866	184,187	161,823	180,453	98,121		1,365,637
BNDES - Fixed rate	25,449	15,200	4,791	399						45,839
BNDES - Selic	49,828	49,828	48,601	46,117	66,520	64,444	107,390	82,959		515,687
BNB					142,418					142,418
CRA		1,203,731	664,663	1,512,680	1,501,144					4,882,218
NCE	43,225	43,224								86,449
FCO, FDCO and FINEP	108,605	57,701	57,701	57,701	57,701	57,701	57,701	57,701	57,701	570,213

	402,244	1,560,105	965,385	1,802,763	1,951,970	283,968	345,544	238,781	57,701	7,608,461

	1,570,824	2,059,886	2,122,804	2,303,461	2,122,567	2,413,426	2,449,735	238,781	2,324,174	17,605,658

Schedule of loans and financing by currency

	Currency
	2017	2016

Real	8,076,836	6,873,940
U.S. Dollar	10,197,161	8,469,814
Selic (*)	526,031	240,983
Currency basket	498,535	567,774

	19,298,563	16,152,511

(*)  Contractual definition of currency in contracts with BNDES that are in Reais plus Selic interests.

Schedule of amortization of transaction costs

	2017
Description	2018	2019	2020	2021	2022	After 2023	Total

BNDES	4,344	4,344	4,334	4,288	4,093	12,862	34,265
BNB	74	74	74	74	74	74	444
FDCO	282	282	282	282	282	1,410	2,820
Bonds	15,556	15,556	15,096	14,636	14,636	39,329	114,809
Finnvera	10,215	10,215	10,215	10,215	10,215	30,645	81,720
CRA	13,610	13,610	13,307	12,251	10,004	7,245	70,027
Export credits (prepayment)	2,906	2,906	2,906	2,906	2,906		14,530

	46,987	46,987	46,214	44,652	42,210	91,565	318,615

Schedule of changes in loans and financing

	2017	2016

At the beginning of year	16,152,511	12,743,832
Borrowings	8,657,127	7,904,486
Interest expense	1,106,063	717,329
Foreign exchange gains (losses), net	232,960	(1,716,123)
Repayments - principal amount	(5,710,288)	(2,746,808)
Interest paid	(1,046,117)	(606,282)
Additional transaction costs	(158,154)	(162,949)
Other (*)	64,461	19,026

At the end of the year	19,298,563	16,152,511

(*)   Includes amortization of transactions costs.

Summary of unused credit lines
Credit lines	Entities	Amount		Maturity	Cost	Commission

Revolving credit facility	Fibria Celulose S.A.	R$	1 billion	2021	100% of CDI plus 2.5% p.a.	0.40% p.a.